Severance and other (Tables)	12 Months Ended
Jan. 31, 2013
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Summary of Severance and Other Charges

The following table shows a summary of severance and other charges:

	Fiscal years ended January 31,
	2013	2012
Employee severance costs	$12,826	$9,645
Facility exit costs	—	2,381
Legal settlements	5,213	3,106

Total	$18,039	$15,132

Employee Severance and Other Costs by Segment

Certain information regarding employee severance and other costs by segment is summarized were as follows:

	Fiscal years ended January 31,
	2013	2012
Freight Forwarding	$6,029	$5,555
Contract Logistics and Distribution	9,680	5,653
Corporate	2,330	3,924

Total	$18,039	$15,132